Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	¥ 7,755	¥ 46,782	¥ 34,368
Addition			12,334
Disposal		(5,000)	(298)
Impairment	(2,108)	(15,025)	(1,425)
Effect of currency translation adjustment	(79)	¥ (281)	¥ 898
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]		Gain (Loss) on Investments	Gain (Loss) on Investments
The change in fair value of the investments		¥ (18,721)	¥ 905
Fair value of Level 3 investments, Ending Balance	5,568	7,755	46,782
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	0	26,021	24,656
Impairment		(8,150)
Effect of currency translation adjustment		(321)	801
The change in fair value of the investments		(17,550)	564
Fair value of Level 3 investments, Ending Balance	0	0	26,021
Jiangxi Chengqianqihou Food Supply Chain Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		5,000	5,000
Disposal		(5,000)
Fair value of Level 3 investments, Ending Balance			5,000
Juesekuangxiang (Shanghai) Technology Co. Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		6,875
Addition			6,875
Impairment		(6,875)
Fair value of Level 3 investments, Ending Balance			6,875
Hangzhou Jimi Biotechnology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	5,459	5,459
Addition			5,459
Impairment	(1,827)
Fair value of Level 3 investments, Ending Balance	3,632	5,459	5,459
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance	2,296	3,427	4,712
Disposal			(298)
Impairment	(281)		(1,425)
Effect of currency translation adjustment	(79)	40	97
The change in fair value of the investments		(1,171)	341
Fair value of Level 3 investments, Ending Balance	¥ 1,936	¥ 2,296	¥ 3,427